CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net income for the period	$ 372,837	$ 38,496	$ 669,617	$ 67,585
Other comprehensive income/(loss):
Unrealized gain/(loss) on available for sale securities	130	6,467	19,717	(1,865)
Reclassification to interest income	(8,695)		(8,695)
Amortization of deferred realized losses on cash flow hedges	903	903	1,796	1,806
Total Other Comprehensive Income/(Loss)	(7,662)	7,370	12,818	(59)
Comprehensive Income	$ 365,175	$ 45,866	$ 682,435	$ 67,526